S000000002 [Member] Average Annual Total Returns	12 Months Ended	50 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.16%	10.52%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	5.22%
Survivor fund
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	5.43%
Performance Inception Date		Oct. 25, 2021